Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the unaudited condensed financial statements were issued. Based upon this review, the Company, other than as described below, did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On May 6, 2024 the Company deposited $20,000, into the Trust Account to extend the Business Combination Period to June 7, 2024.

During the preparation of an Annual Report on Form 10-K for the year ended December 31, 2023 for Insight Acquisition Corp. (the “Company”), the board of directors of the Company (the “Board”) learned that for the period between March 2, 2023 and December 5, 2023, the Company withdrew an approximate amount of $2,497,250 from the Trust Account pursuant to seven separate written withdrawal requests to Continental Stock Transfer and Trust (“Continental”), the trustee for the Trust Account for the payment of taxes. Jeff Gary, consistent with his position as the Company’s Chief Financial Officer, signed and delivered each of the seven separate written withdrawal requests to Continental. Between March 10, 2023 and December 13, 2023 the Company paid an amount of $1,447,900 of which $1,130,000, in four payments, was paid for estimated income tax payments for 2022 and 2023 and $317,900, in three payments, was paid for Delaware franchise taxes. The CFO, made each of the seven payments for estimated taxes and Delaware franchise taxes. The Board learned further that between March 2, 2023 and December 31, 2023, Mr. Gary used the remaining approximate $3,049,360 that was withdrawn from the Trust Account for tax purposes, to pay other business expenses of the Company. Each of the transactions described above was recorded on the books of the Company and no money was used for anything other than tax payments or appropriate Company business related expenses. The $1,049,360 that was withdrawn from the Trust Account for tax purposes to pay business expenses of the Company was fully paid back to the Trust Account by the Sponsor on March 15, 2024 and on March 26, 2024, and the Sponsor wired an additional $36,285.07 in to the Trust Account to reimburse the Trust Account for interest that would have accrued on the funds that were erroneously withdrawn from the Trust Account. As a result, there has been no financial loss to shareholders or the Trust Account.

As a result of the above conduct by Mr. Gary, the Board adopted resolutions taking the following actions:

1.      On April 21, 2024, Mr. Gary was removed as the Company’s Chief Executive Officer and Chief Financial Officer of the Company.

2.      On April 21, 2024, Mr. Gary was appointed as an Assistant Finance Manager of the Company and shall report to the new Chief Financial Officer of the Company.

3.      On April 21, 2024, Michael Singer, the Executive Chairman of the Company, was appointed to the position of Chief Executive Officer of the Company.

4.      On April 21, 2024, Mr. Gary resigned as a director of the Board and the Board has accepted Mr. Gary’s resignation on April 21, 2024.

5.      Mr. Gary shall be removed from all Company bank accounts, including the Trust Account and Mr. Gary’s authority to withdraw funds from the Company bank accounts, including the Trust Account has been terminated.

6.      On April 21, 2024, the Board engaged Glenn Worman as the Company’s Chief Financial Officer, and that Mr. Worman will approve and sign the Company’s 2023 Annual Report on Form 10-K.

7.      Mr. Gary agreed to reimburse the Company for all fees and expenses incurred by the Company in connection with the Company’s engagement of Mr. Worman as the new Chief Financial Officer of the Company.

8.      Going forward all withdrawals from the Trust Account, payments of taxes and all fund transfers between the Company and the Sponsor will require the approval of both the Chief Executive Officer and Chief Financial Officer.

9.      All deferred compensation owed to Mr. Gary by the Company to date, in the aggregate amount of $132,500, shall be forfeited by Mr. Gary, and that henceforth Mr. Gary shall cease to accrue $7,500 per month in service fees currently recorded in due to related party on the balance sheet.

10.    Mr. Gary shall not be the Company’s designee to be a member of the board of directors of the post-transaction company in the Company’s planned business combination with Alpha Modus Corp.

In May 2024, the Company and the Sponsor entered into a capital contribution agreement effective as of May 9, 2023, in which the funds deposited by the Sponsor were to be considered a capital contribution to the Company.

On May 15, 2024, the Company, Sponsor and Polar entered into Amendment No. 1 to the Subscription Agreement (the Amendment”) pursuant to which Polar’s aggregate advance under the Subscription Agreement was reduced from $1,000,000 to $975,000 and in the event the Company consummates the business combination with Alpha Modus Corp., then the Company will not be obligated to issue to Polar one (1) share of the Company’s Class A Common Stock for each dollar Polar advances to the Company under at Subscription Agreement at the closing of the business combination. However, if the Company consummates a business combination with an entity other than Alpha Modus, Corp., then the Company is obligated to issue to Polar one (1) share of the Company’s Class A Common Stock for each dollar Polar advances to the Company under at Subscription Agreement at the closing of the business combination with an entity other than Alpha Modus, Corp. (the “Subscription Shares”). The Subscription Shares shall be subject to no transfer restrictions or any other lock-up provisions, earn outs, or other contingencies. The Subscription Shares (i) to the extent feasible and in compliance with all applicable laws and regulations shall be registered as part of any registration statement issuing shares before or in connection with the closing of the business combination or (ii) if no such registration statement is filed in connection with the closing of the business combination, shall promptly be registered pursuant to the first registration statement filed by the Company or the surviving entity following the closing of the business combination, which shall be filed no later than 30 days after the closing of the business combination and declared effective no later than 90 days after the closing of the business combination. Sponsor shall not sell, transfer or otherwise dispose of any securities owned by the Sponsor until the Subscription Shares have been transferred to the Investor and the registration statement has been made effective.

On June 5, 2024, the Company held a special meeting of stockholders (the “Special Meeting”). At the Special Meeting the Company’s stockholders approved the filing of a Third Amendment (the “Third Amendment”) to its Amended and Restated Certificate of Incorporation (the “Charter”) with the Delaware Secretary of State to modify the terms and extend time by which the Company has to consummate an initial business combination (the “Business Combination”) from June 7, 2024 to December 7, 2024, provided that the Company deposits the lesser of $20,000 and $0.02 for each outstanding share of common stock sold in the Company’s initial public offering into the Trust Account, as defined in the Charter for each one-month extension. In connection with the stockholder’s vote at the Special Meeting and the planned filing of the Third Amendment, 481,865 shares of the Company’s Class A Common Stock, $0.0001 par value per share, were tendered for redemption.

Note 13 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the consolidated financial statements were issued. Based upon this review, other as described below, the Company, did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 5, 2024, February 2, 2024, February 7, 2024, March 20, 2024 and May 6, 2024 the Company deposited $20,000, on each date, into the Trust Account to extend the Business Combination Period from January 7, 2024 to June 7, 2024.

For the period between March 2, 2023 and December 5, 2023, the Company withdrew an approximate amount of $2,497,250 from the Trust Account pursuant to seven separate written withdrawal requests to Continental Stock Transfer and Trust (“Continental”), the trustee for the Trust Account for the payment of taxes. Jeff Gary, consistent with his position as the Company’s Chief Financial Officer, signed and delivered each of the seven separate written withdrawal requests to Continental. Between March 10, 2023 and December 13, 2023 the Company paid an amount of $1,447,900 of which $1,130,000, in four payments, was paid for estimated income tax payments for 2022 and 2023 and $317,900, in three payments, was paid for Delaware franchise taxes. The CFO, made each of the seven payments for estimated taxes and Delaware franchise taxes. The Board learned further that between March 2, 2023 and December 31, 2023, Mr. Gary used the remaining approximate $3,049,360 that was withdrawn from the Trust Account for tax purposes, to pay other business expenses of the Company. Each of the transactions described above was recorded on the books of the Company and no money was used for anything other than tax payments or appropriate Company business related expenses. The $1,049,360 that was withdrawn from the Trust Account for tax purposes to pay business expenses of the Company was fully paid back to the Trust Account by the Sponsor on March 15, 2024 and on March 26, 2024, and the Sponsor wired an additional $36,285.07 in to the Trust Account to reimburse the Trust Account for interest that would have accrued on the funds that were erroneously withdrawn from the Trust Account. As a result, there has been no financial loss to shareholders or the Trust Account.

As a result of the above conduct by Mr. Gary, the Board adopted resolutions taking the following actions:

1.      On April 21, 2024, Mr. Gary was removed as the Company’s Chief Executive Officer and Chief Financial Officer of the Company.

2.      On April 21, 2024, Mr. Gary was appointed as an Assistant Finance Manager of the Company and shall report to the new Chief Financial Officer of the Company.

3.      On April 21, 2024, Michael Singer, the Executive Chairman of the Company, was appointed to the position of Chief Executive Officer of the Company.

4.      On April 21, 2024, Mr. Gary resigned as a director of the Board and the Board has accepted Mr. Gary’s resignation on April 21, 2024.

5.      Mr. Gary shall be removed from all Company bank accounts, including the Trust Account and Mr. Gary’s authority to withdraw funds from the Company bank accounts, including the Trust Account has been terminated.

6.      On April 21, 2024, the Board engaged Glenn Worman as the Company’s Chief Financial Officer, and that Mr. Worman will approve and sign the Company’s 2023 Annual Report on Form 10-K.

7.      Mr. Gary agreed to reimburse the Company for all fees and expenses incurred by the Company in connection with the Company’s engagement of Mr. Worman as the new Chief Financial Officer of the Company.

8.      Going forward all withdrawals from the Trust Account, payments of taxes and all fund transfers between the Company and the Sponsor will require the approval of both the Chief Executive Officer and Chief Financial Officer.

9.      All deferred compensation owed to Mr. Gary by the Company to date, in the aggregate amount of $132,500, shall be forfeited by Mr. Gary, and that henceforth Mr. Gary shall cease to accrue $7,500 per month in service fees currently recorded in due to related party on the balance sheet.

10.    Mr. Gary shall not be the Company’s designee to be a member of the board of directors of the post-transaction company in the Company’s planned business combination with Alpha Modus Corp.

In May 2024, the Company and the Sponsor entered into a capital contribution agreement effective as of May 9, 2023, in which the funds deposited by the Sponsor were to be considered a capital contribution to the Company.